SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT REPORTING [Abstract]
Schedule of net revenue, operating costs and expenses, operating income, and total assets by the segment
In millions of $	SolarOne Group	Q CELLS Group	Total segments	Eliminations	Consolidated

Net revenue
- External customers	1,280.2	520.6	1,800.8	-	1,800.8
- Inter-segment	58.7	326.5	385.2	(385.2)	-
Total net revenue	1,338.9	847.1	2,186.0	(385.2)	1,800.8

Total cost of revenues and operating expenses	1,258.4	845.7	2,104.1	(381.2)	1,722.9

Segment profit	33.8	14.0	47.8	(4.0)	43.8

Total assets	2,027.8	906.0	2,933.8	(386.3)	2,547.5

Net Revenues by Geographic Region
In millions of $	For the year ended December 31,
	2013	2014	2015

USA	12.6	59.3	519.4
South Korea	36.3	327.7	204.6
Japan	215.2	55.4	192.5
UK	34.0	111.1	187.5
The PRC	15.1	3.9	140.9
India	9.1	3.7	128.2
Turkey	-	0.3	120.3
Australia	19.7	12.4	73.0
Spain	0.2	0.6	59.0
Germany	80.1	67.4	42.6
France	18.7	45.6	35.8
Chile	-	-	23.4
Italy	32.0	18.0	16.0
Canada	-	5.7	13.0
Belgium	1.3	1.0	9.6
Switzerland	9.0	13.2	9.2
Malaysia	3.9	3.1	8.6
Israel	-	-	4.9
Mexico	0.1	-	1.3
South Africa	-	-	0.6
Portugal	7.6	28.9	0.5
Greece	6.0	0.6	0.3
Netherlands	1.9	0.7	0.3
Austria	5.0	4.7	-
Bulgaria	9.1	-	-
Cyprus	7.4	0.2	-
Others	5.8	9.6	9.3

Total net revenue	530.1	773.1	1,800.8

Total Net Revenue by Major Customers
In millions of $	For the year ended December 31,
	2014	2015

Hanwha Corporation	340.8	*
Q CELLS Japan	*	193.4
*	Less than 10%